Reconciliation of Federal to Effective Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal tax (benefit) expense computed at statutory rate	$ 4,113	$ 1,956	$ (7,108)
State tax (benefit) expense, net of federal tax	416	1,502	(1,391)
Valuation allowance, net	23	(5,018)	89
Permanent differences and other, net	551	236	(1,927)
Change in tax rate	12	(1,599)
Change to uncertain tax positions, net	(869)	4,166	(151)
Foreign rate differential	(1,003)	(418)	174
Income tax (benefit) expense	$ 3,243	$ 825	$ (10,314)